Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	As of March 31, 2023	As of March 31, 2022
Accounts receivable	$1,328,980	$2,835,173
Less: allowance for doubtful accounts	(535,768)	(1,122,743)
Total accounts receivable, net	$793,212	$1,712,430